ACCOUNT RECEIVABLES - THIRD PARTIES, NET	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
ACCOUNT RECEIVABLES - THIRD PARTIES, NET
ACCOUNT RECEIVABLES - THIRD PARTIES, NET

3.ACCOUNT RECEIVABLES - THIRD PARTIES, NET

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Accounts receivable-third parties	73,481	77,047
Less: Allowance for credit losses	(683)	(383)

Total	72,798	76,664

The movement of the allowance for credit losses is as follows:

As of June 30,
2024
US$
Balance at the beginning of the period	383
Provisions	308
Foreign currency translation adjustment	(8)
Balance at the end of the period	683

3.ACCOUNT RECEIVABLES - THIRD PARTIES, NET

	As of December 31,
	2023	2022
	US$	US$
Accounts receivable-third parties	77,047	111
Less: Allowance for credit losses	(383)	—

Total	76,664	111

The movement of the allowance for credit losses is as follows:

US$
Balance as of December 31, 2022	—
Impact of adoption of ASC 326	1
Balance as of January 1, 2023	1
Provisions	374
Foreign currency translation adjustment	8
Balance as of December 31, 2023	383